Assets and Disposal Groups Held for Sale	12 Months Ended
Mar. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Assets and Disposal Groups Held for Sale	Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statements of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount or fair value less costs to sell.
Gains or losses recognized from measuring the disposal groups classified as held for sale at the lower of their carrying amounts or fair value less costs to sell are recorded as other operating income or expenses.
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2020	2021
Property, plant and equipment	¥41,316	¥—
Goodwill	63,538	12,078
Intangible assets	27,513	8,018
Inventories	3,266	392
Deferred tax assets	21,073	—
Other	574	201
Total assets	¥157,280	¥20,689

Provisions	¥80,841	¥—
Deferred tax liabilities	6,349	—
Total liabilities	¥87,190	¥—
For the year ended March 31, 2020, Takeda sold the disposal group held for sale associated with XIIDRA product for 375,536 million JPY with no material impact on the consolidated statements of profit or loss. In addition, for the year ended March 31, 2020, Takeda entered into an agreement to divest a portfolio of selected over-the-counter and prescription pharmaceutical assets sold in Near East, Middle East and Africa countries as well as Russia, Georgia and countries within the Commonwealth of Independent States. Takeda classified the corresponding assets and liabilities to the disposal groups held for sale and completed the sales for 85,578 million JPY within the same fiscal year. The proceeds from sale of disposal group held for sale associated with XIIDRA product and portfolio sale of selected over-the-counter and prescription pharmaceutical assets comprised the majority of Takeda’s proceeds from sales of business in the consolidated statements of cash flows of 461,546 million JPY.
The disposal groups held for sale consisted mainly of the following and its fair value are classified as Level 3 in the fair value hierarchy as of March 31, 2020:
•The R&D program referred to as SHP647 that was classified as the disposal group held for sale in the year ended March 31, 2019 remained as the disposal group held for sale as of March 31, 2020 as Takeda did not reach a sales agreement during the year ended March 31, 2020. For the year ended March 31, 2021, Takeda ceased to classify assets and liabilities related to SHP647 following the European Commission’s decision to release Takeda from the obligation to divest SHP647 in May 2020. As a result, Takeda recognized a 60,179 million JPY revaluation gain in other operating income, as further described in Note 5.
•Property, plant and equipment related to a manufacturing site in Ireland was classified as held for sale in the year ended March 31, 2020 following management decision to sell the site and signing a sales agreement. The divestiture was completed in September 2020, and the impact from this divestiture on the consolidated statements of profit or loss for the year ended March 31, 2021 was not material.
•Property, plant and equipment related to Shonan Health Innovation Park in Japan was classified as held for sale following management decision to sell the site and signing a sales agreement in the year ended March 31, 2020. Following the completion of divestiture in
September 2020, a sale and leaseback was executed and Takeda recognized 75,131 million JPY and 63,859 million JPY of right-of use assets and lease liabilities, respectively.
•Takeda classified the assets and liabilities such as intangible assets and goodwill related to the portfolio of non-core selected over-the-counter and prescription pharmaceutical assets in Latin America which Takeda entered into a sales agreement with Hypera S.A. in March 2020 and completed the divestiture in January 2021.
•Takeda classified the assets and liabilities such as intangible assets and goodwill related to TachoSil (Fibrin Sealant Patch) product in May 2019. The divestiture of the assets and liabilities related to this product was completed in January 2021. The impact from this divestiture on the consolidated statements of profit or loss for the year ended March 31, 2021 was not material.

Furthermore, Takeda completed the following divestiture agreements for the year ended March 31, 2021.
•Takeda completed divestitures of a portfolio of selected non-core over-the-counter and prescription pharmaceutical assets sold exclusively in Asia Pacific as well as a portfolio of selected non-core prescription pharmaceutical products sold predominantly in Europe and Canada. In addition, a portfolio of select over-the-counter and prescription pharmaceutical products sold in Europe and two manufacturing sites located in Denmark and Poland were divested.
•Takeda entered into an agreement to divest Takeda Consumer Healthcare Company Limited and classified the corresponding assets and liabilities to the disposal groups held for sale and completed the sale for 234,105 million JPY within the same fiscal year.

Upon the completion of the above divestiture agreements, in addition to revaluation gain related to SHP647, Takeda also recognized 228,923 million JPY divestiture gain in other operating income (Note 5) for the year ended March 31, 2021. Takeda’s proceeds from sales of business in the consolidated statements of cash flows of 530,388 million JPY is mainly comprised of the proceeds from sale of disposal group held for sale with the divestitures completed for the year ended March 31, 2021.
During the years ended March 31, 2020 and 2021, Takeda also recorded an impairment loss of 33,790 million JPY and 5,824 million JPY in other operating expenses, respectively. A part of the impairment loss recorded in other operating expenses for the year ended March 31, 2020 and 2021 is included in restructuring expenses.
The disposal groups held for sale as of March 31, 2021 is mainly a group of assets and liabilities related to a portfolio of non-core prescription pharmaceutical assets sold in China, which was classified to the disposal groups held for sale in December 2020. The fair value of the disposal groups is classified as Level 3 in the fair value hierarchy as of March 31, 2021.